Net Interest Income_Details Of Interest Income And Interest Expense(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Interest income
Due from financial institutions at fair value through profit or loss	₩ 2,685				₩ 9,236
Securities measured at fair value through profit or loss	668,377				713,058
Loans measured at fair value through profit or loss	33,001				26,066
Securities measured at fair value through other comprehensive income	774,864				718,327
Loans measured at fair value through other comprehensive income	14,708				2,373
Deposits at amortized cost	150,635				109,155
Securities measured at amortized cost	599,519				604,709
Loans at amortized cost	12,247,493				11,431,359
Due from financial institutions							₩ 127,434
Financial assets at fair value through profit or loss							536,605
Loans							9,990,792
Financial investments
Available-for-sale financial assets							678,716
Held-to-maturity financial assets							480,595
Other	147,905				120,286		104,915
Sub-total	14,639,187	[1],[2]	$ 12,669,575		13,734,569	[2]	11,919,057
Interest expenses
Deposits	3,481,121				3,041,739		2,345,885
Debts	596,425				544,562		367,587
Debentures	1,240,566				1,148,729		880,709
Other	124,288				94,611		78,262
Sub-total	5,442,400	[1],[2]	4,710,159		4,829,641	[2]	3,672,443
Net interest income	₩ 9,196,787	[1],[2]	$ 7,959,416		₩ 8,904,928	[2]	₩ 8,246,614

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.